Interests in unconsolidated structured entities	12 Months Ended
Dec. 31, 2019
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Abstract]
Interests in unconsolidated structured entities

49.	Interests in unconsolidated structured entities

(a)	The nature and extent of interests in unconsolidated structured entities

The Group involved in assets-backed securitization, structured financing, beneficiary certificates (primarily investment funds) and other structured entities and characteristics of these structured entities are as follows:

Description
Assets-backed securitization	Securitization vehicles are established to buy assets from originators and issue asset-backed securities in order to facilitate the originators’ funding activities and enhance their financial soundness. The Group is involved in the securitization vehicles by purchasing (or committing to purchase) the asset-backed securities issued and/or providing other forms of credit enhancement.

The Group does not consolidate a securitization vehicle if (i) the Group is unable to make or approve decisions as to the modification of the terms and conditions of the securities issued by such vehicle or disposal of such vehicles’ assets, (ii) (even if the Group is so able) if the Group does not have the exclusive or primary power to do so, or (iii) if the Group does not have exposure, or right, to a significant amount of variable returns from such entity due to the purchase (or commitment to purchase) of asset-backed securities so issued or subordinated obligations or by providing other forms of credit support.

Structured financing	Structured entities for project financing are established to raise funds and invest in a specific project such as M&A (mergers and acquisitions), BTL (build-transfer-lease), shipping finance, etc. The Group is involved in the structured entities by originating loans, investing in equity, or providing credit enhancement.

Investment fund	Investment fund means an investment trust, a PEF (private equity fund) or a partnership which invests in a group of assets such as stocks or bonds by issuing a type of beneficiary certificates to raise funds from the general public, and distributes its income and capital gains to their investors. The Group manages assets by investing in shares of investment fund or playing a role of an operator or a GP (general partner) of investment fund, on behalf of other investors.

The size of unconsolidated structured entities as of December 31, 2018 and 2019 are as follows:

	2018		2019
Total assets:
Asset-backed securitization	~~W~~	196,108,655	208,441,947
Structured financing		132,050,391	195,374,046
Investment fund		71,487,406	215,371,530

	~~W~~	399,646,452	619,187,523

(b)	Nature of risks

i) The carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities as of December 31, 2018 and 2019 are as follows:

	2018
	Assets-backed securitization		Structured financing	Investment fund	Total
Assets:
Loans measured at fair value through profit or loss	~~W~~	292	504,571	802,825	1,307,688
Loan at amortized cost		478,998	6,925,438	33,500	7,437,936
Securities at fair value through profit or loss		4,263,817	288,757	5,293,807	9,846,381
Derivate assets		16,390	578	—	16,968
Securities at fair value through other comprehensive income		2,244,364	91,316	32,279	2,367,959
Securities at amortized cost		4,277,675	—	—	4,277,675
Other assets		5,453	48,457	34,333	88,243

	~~W~~	11,286,989	7,859,117	6,196,744	25,342,850

Liabilities:
Derivative liabilities	~~W~~	111	—	—	111
Other		5,368	4,128	—	9,496

	~~W~~	5,479	4,128	—	9,607

	2019
	Assets-backed securitization		Structured financing	Investment fund	Total
Assets:
Loans measured at fair value through profit or loss	~~W~~	10,646	69,727	—	80,373
Loan at amortized cost		785,134	10,207,866	664,024	11,657,024
Securities at fair value through profit or loss		3,705,565	70,407	9,378,374	13,154,346
Derivate assets		21,494	1,027	—	22,521
Securities at fair value through other comprehensive income		2,144,846	188,429	—	2,333,275
Securities at amortized cost		4,894,942	—	—	4,894,942
Other assets		3,244	14,776	58,948	76,968

	~~W~~	11,565,871	10,552,232	10,101,346	32,219,449

Liabilities:
Other liabilities	~~W~~	682	10,457	—	11,139

ii) Exposure to risk relating to its interests in unconsolidated structured entities as of December 31, 2018 and 2019 are as follows:

	2018
	Assets-backed securitization		Structured financing	Investment fund	Total
Assets held	~~W~~	11,286,989	7,859,117	6,196,744	25,342,850
ABS and ABCP commitments		1,395,417	2,300	602,594	2,000,311
Loan commitments		1,791,650	815,910	26,100	2,633,660
Guarantees		88,810	142,032	—	230,842
Others		—	49,464	—	49,464

	~~W~~	14,562,866	8,868,823	6,825,438	30,257,127

	2019
	Assets-backed securitization		Structured financing	Investment fund	Total
Assets held	~~W~~	11,565,871	10,552,232	10,101,346	32,219,449
ABS and ABCP commitments		1,208,707	2,300	868,498	2,079,505
Loan commitments		845,904	855,520	—	1,701,424
Guarantees		139,522	4,000	—	143,522
Others		—	118,969	—	118,969

	~~W~~	13,760,004	11,533,021	10,969,844	36,262,869